Foreign Currency Translation Reserve - Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	₨ 485,346		₨ 522,695	₨ 467,384
Translation difference related to foreign operations, net	3,238	$ 47	3,576	(3,354)
Change in effective portion of hedges of net investment in foreign operations	(287)	(4)	(49)	276
Total comprehensive income for the year	91,196	1,317	76,975	87,241
Balance at the end of the year	570,753	8,252	485,346	522,695
Hosted data center services business [member]
Disclosure of foreign currency translation reserves [line items]
Reclassification of foreign currency translation differences to profit and loss on sale of business	4,131
Workday business [member]
Disclosure of foreign currency translation reserves [line items]
Reclassification of foreign currency translation differences to profit and loss on sale of business	79
Foreign currency translation reserve [member]
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	16,618		13,107	16,116
Translation difference related to foreign operations, net	3,129		3,560
Change in effective portion of hedges of net investment in foreign operations	(287)		(49)
Total comprehensive income for the year	(1,368)		3,511	(3,009)
Balance at the end of the year	15,250	$ 221	₨ 16,618	₨ 13,107
Foreign currency translation reserve [member] | Hosted data center services business [member]
Disclosure of foreign currency translation reserves [line items]
Reclassification of foreign currency translation differences to profit and loss on sale of business	(4,131)
Foreign currency translation reserve [member] | Workday business [member]
Disclosure of foreign currency translation reserves [line items]
Reclassification of foreign currency translation differences to profit and loss on sale of business	₨ (79)